Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices [Abstract]
Deferred taxes related to unremitted foreign earnings	$ 0	$ 0